Valuation and Qualifying Accounts and Reserves of Continuing Operations	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts and Reserves of Continuing Operations [Abstract]
Valuation and Qualifying Accounts and Reserves of Continuing Operations

Schedule II — Valuation and Qualifying Accounts and Reserves of Continuing Operations

Years Ended December 31, 2010, 2009, and 2008

Col. A	Col. B	Col. C		Col. D	Col. E
(in millions)		Additions
Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charges to Other Accounts	Deductions(1)	Balance at End of Period
Allowance for Doubtful Accounts Receivable
Year Ended 12/31/08	$75.4	$30.0	$7.4	$36.1	$76.7
Year Ended 12/31/09	76.7	24.1	13.6	21.0	93.4
Year Ended 12/31/10	$93.4	$5.2	$—	$33.8	$64.8
Valuation Allowance for Deferred Tax Assets
Year Ended 12/31/08	$8.3	$3.4	$—	$—	$11.7
Year Ended 12/31/09	11.7	4.4	—	—	16.1
Year Ended 12/31/10	$16.1	$7.1	$—	$—	$23.2

(1)	Except as otherwise described, these deductions are primarily write-offs of receivable amounts, net of any recoveries.